Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Large Company Growth Portfolio | Large Company Growth Portfolio - Investment Class
Prospectus [Line Items]
Annual Return [Percent]	21.97%	36.02%	39.81%	(31.74%)	23.03%	38.82%	28.61%	(1.90%)	26.93%	3.33%
Large Company Value Portfolio Series | Large Company Value Portfolio - Investment Class
Prospectus [Line Items]
Annual Return [Percent]	15.73%	13.37%	15.96%	(11.46%)	25.82%	(0.81%)	23.63%	(11.71%)	14.64%	15.73%
Small Company Growth Portfolio Series | Small Company Growth Portfolio - Investment Class
Prospectus [Line Items]
Annual Return [Percent]	7.91%	4.24%	17.91%	(31.59%)	13.07%	28.98%	27.23%	(7.87%)	13.66%	20.44%
Small Company Value Portfolio | Small Company Value Portfolio - Investment Class
Prospectus [Line Items]
Annual Return [Percent]	10.35%	7.70%	17.29%	(10.33%)	32.04%	0.47%	21.32%	(16.35%)	8.65%	24.86%
Wilshire 5000 IndexSM Fund | Wilshire 5000 IndexSM Fund - Investment Class
Prospectus [Line Items]
Annual Return [Percent]	16.29%	22.60%	24.92%	(18.98%)	25.59%	19.93%	29.74%	(5.60%)	20.20%	12.51%
Wilshire International Equity Fund | Wilshire International Equity Fund - Investment Class
Prospectus [Line Items]
Annual Return [Percent]	33.71%	5.93%	17.12%	(18.88%)	12.48%	16.55%	23.52%	(12.66%)	25.54%	1.88%
Wilshire Income Opportunities Fund | Wilshire Income Opportunities Fund - Investment Class
Prospectus [Line Items]
Annual Return [Percent]	7.18%	3.50%	6.34%	(11.18%)	0.40%	3.59%	9.58%	(0.65%)	5.60%